Research Agreements (Details)	12 Months Ended							1 Months Ended				12 Months Ended			1 Months Ended	12 Months Ended						1 Months Ended			12 Months Ended							1 Months Ended	12 Months Ended				0 Months Ended				12 Months Ended						1 Months Ended			0 Months Ended		12 Months Ended		0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Study Maximum USD ($) item	Dec. 31, 2013 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Study Maximum EUR (€)	Dec. 31, 2013 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Study Nordic USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Abaloparatide-TD Phase 2 Clinical Study Nordic USD ($)	Feb. 28, 2013 Clinical Trial Services Agreement Abaloparatide-TD Phase 2 Clinical Study Nordic Maximum USD ($)	Feb. 28, 2013 Clinical Trial Services Agreement Abaloparatide-TD Phase 2 Clinical Study Nordic Maximum EUR (€)	Feb. 28, 2013 Clinical Trial Services Agreement Abaloparatide-TD Phase 2 Clinical Study Nordic Series A-6 Maximum USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Nordic USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Pass-through costs USD ($)	Dec. 31, 2012 Clinical Trial Services Agreement Pass-through costs USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement Pass-through costs USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Study item	Dec. 31, 2013 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Study Per patient costs for enrolled patients USD ($)	Dec. 31, 2012 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Study Per patient costs for enrolled patients USD ($)	Dec. 31, 2011 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Study Per patient costs for enrolled patients USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Abaloparatide-TD Phase 2 Clinical Study Per patient costs for enrolled patients USD ($)	Dec. 31, 2012 Clinical Trial Services Agreement Abaloparatide-TD Phase 2 Clinical Study Per patient costs for enrolled patients USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Per patient costs for enrolled patients USD ($)	Feb. 28, 2013 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Maximum USD ($)	Feb. 28, 2013 Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Maximum EUR (€)	Dec. 31, 2011 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Clinical Study item	Dec. 31, 2013 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Clinical Study United States item	Dec. 31, 2013 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Clinical Study United States Maximum USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Clinical Study United States Maximum EUR (€)	Dec. 31, 2013 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Clinical Study India item	Dec. 31, 2013 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Clinical Study India Maximum USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Clinical Study India Maximum EUR (€)	Dec. 31, 2013 Clinical Trial Services Agreement First Amendment Abaloparatide-SC Phase 3 Extension Clinical Study Per patient costs for enrolled patients	Jun. 30, 2012 Clinical Trial Services Agreement Second Amendment Abaloparatide-SC Phase 3 Clinical Study item	Dec. 31, 2013 Clinical Trial Services Agreement Second Amendment Abaloparatide-SC Phase 3 Clinical Study USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Second Amendment Abaloparatide-SC Phase 3 Clinical Study EUR (€)	Dec. 31, 2013 Clinical Trial Services Agreement Second Amendment Abaloparatide-SC Phase 3 Clinical Study Maximum USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Second Amendment Abaloparatide-SC Phase 3 Clinical Study Maximum EUR (€)	May 17, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Clinical Study Nordic Series A-5 USD ($)	Mar. 29, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Clinical Study Nordic Series A-5 EUR (€)	May 17, 2011 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Clinical Study Nordic Series A-5 Former Operating Company	Dec. 31, 2013 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Clinical Study Nordic Series A-6 USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Clinical Study Nordic Series A-6 Maximum USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Clinical Study Nordic Series A-6 Maximum EUR (€)	Dec. 31, 2013 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Clinical Study Nordic Series A-6 Minimum USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-TD Phase 2 Clinical Study Nordic Series A-6	Dec. 31, 2013 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-TD Phase 2 Clinical Study Nordic Series A-6 Minimum USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Series A-6 USD ($)	Feb. 28, 2013 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Series A-6 Maximum USD ($)	Feb. 28, 2013 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Series A-6 Maximum EUR (€)	Dec. 31, 2013 Clinical Trial Services Agreement Stock Issuance Agreement Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Series A-6 Minimum USD ($)	Dec. 06, 2013 Clinical Trial Services Agreement Letter of Intent Abaloparatide-SC Phase 3 Extension Clinical Study Nordic USD ($)	Dec. 06, 2013 Clinical Trial Services Agreement Letter of Intent Abaloparatide-SC Phase 3 Extension Clinical Study Nordic EUR (€)	Dec. 31, 2013 Clinical Trial Services Agreement Letter of Intent Abaloparatide-SC Phase 3 Extension Clinical Study Nordic USD ($)	Dec. 31, 2013 Clinical Trial Services Agreement Letter of Intent Abaloparatide-SC Phase 3 Extension Clinical Study Nordic EUR (€)	Dec. 06, 2013 Clinical Trial Services Agreement Letter of Intent Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Maximum USD ($)	Dec. 06, 2013 Clinical Trial Services Agreement Letter of Intent Abaloparatide-SC Phase 3 Extension Clinical Study Nordic Maximum EUR (€)
Research Agreements
Number of countries where study was to be conducted															10																	12
Number of additional countries where study will be conducted																								2
Number of additional study sites																									5			15
Final payments, number of euro-denominated installments				2	2
Final payments, number of U.S dollar-denominated installments				2	2
Amount of euro-denominated payments required over the course of Clinical Study				$ 56,700,000	€ 41,200,000			$ 5,000,000	€ 3,600,000													$ 6,200,000	€ 4,500,000			$ 1,700,000	€ 1,200,000		$ 988,919	€ 717,700					$ 5,100,000	€ 3,700,000																		$ 4,100,000	€ 3,000,000
Amount of U.S. dollar-denominated payments required over the course of Clinical Study				3,200,000				300,000														600,000				143,369			289,663						205,540																			500,000
Value of shares agreed to be purchased																																						371,864
Purchase price per share of convertible preferred stock (in dollars per share)																																					$ 8.142						$ 81.42		$ 81.42				$ 81.42
Additional term provided for standard-of-care treatment																																																		18 months	18 months
Dividend declared (in shares)																																								438,124				32,215		25,772
Shares sold																																					64,430
Proceeds from issuance of shares																																					525,154
Number of shares exchanged in the Merger																																							6,443
Aggregate value of quarterly stock dividends, payable in shares										2,900,000																															50,700,000	36,800,000					6,200,000	4,500,000						4,100,000	3,000,000
Aggregate U.S. dollar value of quarterly stock dividends, payable in shares																																															300,000							500,000
Number of shares due to the counter party																																								438,124				32,215		25,772
Number of shares due to the counter party after conversion of stock																																								1,921,596				141,293		113,035
Amount reflected in accrued expenses and other current liabilities resulting from services payable in cash							500,000																																	11,600,000						500,000
Amounts reflected in accrued expenses and other current liabilities resulting from services payable in stock						4,800,000					600,000
Amount of initial payments for Euro-denominated installments																																																		300,000	222,573	1,100,000	806,468
Period for which research and development expense is recognized																20 months			9 months		9 months										19 months
Research and development expense	60,536,000	54,961,000	36,179,000									3,900,000	6,000,000	5,000,000		31,600,000	30,800,000	5,100,000	4,100,000	1,400,000	4,500,000
Reduction in amount of euro-denominated payments required over the course of clinical study																																	16,454	11,941
Research and development expense related to costs incurred for preparatory and other start-up costs																		$ 11,000,000		$ 900,000